Accounts and Other Receivables and Contract Assets - Summary of Accounts And Other Receivables And Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Contract acquisition cost	¥ 6,236,822	¥ 7,964,247
Receivables from core retail credit and enablement service	3,736,176	7,380,284
Receivables from external payment services providers	1,826,203	2,665,300
Trust statutory deposits	1,058,355	1,359,642
Receivables for shares repurchase program	859,772	870,006
Receivables from referral arrangements	586,461	288,164
Receivables from other technology platform based service	508,202	764,571
Other deposits	505,764	542,817
Receivables from Guarantee Arrangements	430,908	410,577
Receivables from ADS income	95,246	111,933
Receivables from exercise of share options	197	36,036
Others	553,530	582,044
Less: Provision for impairment losses	2,115	3,392	¥ 185
Accounts and other receivables and contract assets	15,758,135	22,344,773
Parent [member]
Disclosure of financial assets [line items]
Receivables for shares repurchase program	859,772	870,006
Receivables from subsidiaries	672,128	3,623,687
Receivables from ADS income	95,246	111,933
Receivables from exercise of share options	197	36,036
Less: Provision for impairment losses	0	0
Accounts and other receivables and contract assets	1,627,343	4,641,662
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Less: Provision for impairment losses	¥ (639,501)	¥ (630,848)